Cover	May 10, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2022
Entity File Number	001-40117
Entity Registrant Name	FREEDOM ACQUISITION I CORP.
Entity Central Index Key	0001838987
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	14 Wall Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	618-1798
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FACT
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	FACT WS
Security Exchange Name	NYSE
Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Trading Symbol	FACT.U
Security Exchange Name	NYSE